Employee benefits - Net defined benefit obligations - Funded status (Details) - Present value of defined benefit obligation [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 3,029	€ 3,430	€ 3,837	€ 3,727
IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	549	562	507
IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	2,480	2,868	€ 3,330
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	529	543
Annuity-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	529
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,076	1,003
Capital-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	20
Capital-based defined benefit plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,056
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	17	17
Other post-employment benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	17
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	802	1,233
French part-time for seniors plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	802
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	605	€ 634
Other long-term benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 605